Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Oct. 09, 2023 CNY (¥)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 HKD ($)	Jul. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Mar. 31, 2022	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)
Schedule of Long Term Investments [Line Items]
Equity Method Investments						¥ 600,300		¥ 456,063			$ 90,055	$ 69,965
Other equity investments									¥ 100,000
Equity Method Investments, Fair Value Disclosure						¥ 78,351		¥ 104,972
Subscription of equity investment | $							$ 150,000
Percentage of financial interests hold by limited partner						60.70%		60.70%			60.70%	60.70%
Percentage of financial interests														60.70%
Percentage of financial interests hold by other third party investors						39.30%		39.30%			39.30%	39.30%
Equity securities without readily determinable fair value cumulative amount upward adjustment						¥ 31,790		¥ 39,107
Equity securities without readily determinable fair value cumulative amount downward adjustment						106,805		89,933
Equity securities without readily determinable fair value downward adjustment annual amount						24,189		89,933	0
Equity securities without readily determinable fair value upward price adjustment annual amount						¥ 0		39,107	¥ 0
Transfer From Debt Securities Due To Business Acquistion								¥ (204,836)
Equity interest in Dogotix [Member]
Schedule of Long Term Investments [Line Items]
Transfer From Debt Securities Due To Business Acquistion	¥ 204,836
Preferred Equity [Member]
Schedule of Long Term Investments [Line Items]
Payment to acquire equity securities without a readily determinable fair value					¥ 50,000
Long term investments reclassification from debt investments to equity investments without readily determinable far value					57,832
Light Detection and Ranging [Member]
Schedule of Long Term Investments [Line Items]
Proceeds from sale of debt instrument					¥ 100,000
Semiconductors [Member]
Schedule of Long Term Investments [Line Items]
Other equity investments		¥ 65,000													¥ 65,000
Common Stock [Member]
Schedule of Long Term Investments [Line Items]
Prepayment of minority equity interest										¥ 50,000
Payment to acquire minority equity interest		¥ 141,981	$ 156,982
Dogotix [Member]
Schedule of Long Term Investments [Line Items]
Equity Method Investments				¥ 94,451									$ 14,000					¥ 19,900
Other equity investments										¥ 190,000
Equity Method Investments, Fair Value Disclosure				95,752
Investments, Fair Value Disclosure																¥ 41,258	$ 6,440
Changes from equity investment to debt investment				¥ 116,129
Huitian [Member]
Schedule of Long Term Investments [Line Items]
Equity Method Investments																574,146	90,000		¥ 24,551
Equity Method Investments, Fair Value Disclosure																¥ 591,506
Huitian [Member] | Convertible Bond [Member]
Schedule of Long Term Investments [Line Items]
Equity Method Investments | $																	20,000
Debt Instrument, Issued, Principal | $							20,000
Debt Instrument, Increase, Accrued Interest | $							$ 4,800
Huitian [Member] | Preferred Stock [Member]
Schedule of Long Term Investments [Line Items]
Equity Method Investments | $																	$ 70,000